Other Results (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Other Results [Line Items]
Summery of Other Results

Other results is composed of the following categories:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Interest income from financial instruments (i)	19,506	21,345	8,423	7,430
Fair value gains of financial assets at FVPL (i)	14,250	33,494	1,995	(95)
Finance income	33,756	54,839	10,418	7,335

	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Finance expense related to derivative financial instruments (ii)	(5,088)	(15,009)	(1,497)	(3,970)
Other finance expenses (iii)	(18,955)	(21,440)	(2,474)	(13,406)
Interest charges for lease liabilities (iv)	(146)	(131)	(64)	(44)
Finance costs	(24,189)	(36,580)	(4,035)	(17,420)
Inflation adjustment (v)	(2,663)	(6,263)	(794)	(1,954)
Total	6,904	11,996	5,589	(12,039)

(i)
Includes interest income from short-term liquid financial instruments and financial assets at amortized cost, and fair value gains and losses from financial assets measured at fair value through profit and loss. For further detail refer to Note 16: Financial assets.
(ii)
Represents the rate implicit in derivative financial instruments not designated as hedging instruments. The Group elected to separate the spot element from the forward element of the derivative foreign exchange instruments and designated as a hedging instrument the changes in the fair value of the spot element. Changes in the fair value of the hedging portion of the derivative contract are recognized within Costs of services while changes in the fair value of the non-designated portion; i.e. the forward element, are presented within Finance costs. For further information refer to Note 22 Derivative financial instruments.
(iii)
Represents net effects of foreign exchange results in subsidiaries, mainly due to the devaluation of the local currencies against the U.S. dollar, and in an intra-group loan denominated in US Dollars between subsidiaries located in Argentina and Malta, and the fair value losses of other assets.
(iv)
Finance costs associated with lease liabilities resulting from the application of IFRS 16 Leases.
(v)
As required by IAS 29, the financial statements of the Group’s Argentina subsidiaries were restated to reflect the purchasing power of the hyperinflationary currency. Therefore, a loss on net monetary position was recognized during the nine months ended September 30, 2025 and 2024.